SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 26, 2024 USD ($)	Jun. 30, 2024 segment	Dec. 31, 2023 USD ($) segment	Jan. 18, 2024 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Number of operating segments | segment			3
Number of reportable segments | segment		3	3
NC DOC
PROPERTY, PLANT AND EQUIPMENT, NET
Reimbursement Cost Receivable Associated with Land Levelling, Requires Submission of Relevant Documents			$ 125.0
Proceeds from Incentive, Related to Reimbursement Cost Associated with Land Levelling			$ 16.2
Reimbursement of Eligible Site Restoration Expenses Receivable				$ 20.8
Proceeds from Site Restoration Expenses monetary	$ 20.8
Buildings and structures | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			3 years
Buildings and structures | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			49 years
Machinery and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			3 years
Machinery and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			25 years
Leased-out EV batteries | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			9 years
Leased-out EV batteries | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			10 years
Leased-out escooter batteries | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			3 years
Leased-out escooter batteries | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			8 years
Sales of vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			5 years
Sales of vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			12 years
Office equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			3 years
Office equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful life			10 years